SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Proved and Proved Developed Natural Gas Reserve Quantities (Details) - Natural Gas	12 Months Ended
	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 Bcf
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	4,354	5,240	4,644
Extensions and discoveries (in Bcf)	106	90	261
Improved recovery (in Bcf)	202	414	179
Purchases of reserves in place (in Bcf)	34	67	106
Sales of reserves in place (in Bcf)	0	(3)	0
Production (in Bcf)	(528)	(542)	(579)
Economic revisions due to prices (in Bcf)	248	(748)	407
Revisions of prior estimates (in Bcf)	367	(164)	222
Proved reserves, net, ending balance	4,782	4,354	5,240
Net proved developed reserves (in Bcf)	2,381	2,417	3,112	2,841
Change in proved developed and undeveloped reserves, net (in Bcf) | MMBbls	428	886	596
North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	4,306	5,199	4,594
Extensions and discoveries (in Bcf)	106	90	261
Improved recovery (in Bcf)	202	414	179
Purchases of reserves in place (in Bcf)	34	67	106
Sales of reserves in place (in Bcf)	0	(3)	0
Production (in Bcf)	(511)	(523)	(558)
Economic revisions due to prices (in Bcf)	246	(746)	403
Revisions of prior estimates (in Bcf)	346	(192)	214
Proved reserves, net, ending balance	4,728	4,306	5,199
Net proved developed reserves (in Bcf)	2,342	2,382	3,081	2,805
North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	27	25	25
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(9)	(11)	(14)
Economic revisions due to prices (in Bcf)	0	0	5
Revisions of prior estimates (in Bcf)	(2)	13	9
Proved reserves, net, ending balance	16	27	25
Net proved developed reserves (in Bcf)	11	23	22	18
Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	21	16	25
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(8)	(8)	(7)
Economic revisions due to prices (in Bcf)	2	(2)	(1)
Revisions of prior estimates (in Bcf)	23	15	(1)
Proved reserves, net, ending balance	38	21	16
Net proved developed reserves (in Bcf)	28	12	9	18